Benefit Plans - Change in Plan Assets and Reconciliation of Funded Status (Details) - Postretirement Benefits [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Benefit Plans [Abstract]
Fair value of plan assets at beginning of year	$ 38,079	$ 33,224
Actual gain on plan assets	4,787	4,877
Company contributions	194	172
Benefits paid and actual expenses	(206)	(194)
Fair value of plan assets at end of year	42,854	38,079
Funded status at end of year	$ 36,194	$ 31,865